SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Concentration of Credit Risk) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Concentration of credit risk
Accounts receivable, allowance for doubtful accounts	$ 7,160,782		$ 1,592,467
Accounts receivable	9,909,662		27,822,799
Sales [Member]
Concentration of credit risk
Concentration risk, percentage	30.00%		25.00%		50.00%
Customer A [Member]
Concentration of credit risk
Accounts receivable		[1]	12,529,889
Customer C [Member]
Concentration of credit risk
Accounts receivable	1,225,831		3,568,910
Customer D [Member]
Concentration of credit risk
Accounts receivable	3,673,455			[1]
Customer K [Member]
Concentration of credit risk
Accounts receivable	$ 1,507,576

[1]	Represents less than 10%